UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    SAM Advisors LLC
Address: 650 Warrenville Road

         Lisle, IL  60532

13F File Number:  28-10789

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David P. Sharp
Title:     Chief Financial Officer
Phone:     630-719-9840

Signature, Place, and Date of Signing:

     /s/ David P. Sharp     Lisle, IL     November 15, 2004


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $809,687 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMR CORP                       NOTE  4.500% 2/1 001765BB1    15031 25000000 PRN      DEFINED              25000000
CALPINE CORP                   COM              131347106      725   250000 SH       DEFINED                250000
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4    19438 25000000 PRN      DEFINED              25000000
CENTERPOINT ENERGY INC         NOTE  3.750% 5/1 15189TAC1    32943 30000000 PRN      DEFINED              30000000
CENTERPOINT ENERGY INC         NOTE  2.875% 1/1 15189TAL1    10388 10000000 PRN      DEFINED              10000000
COSTCO COMPANIES INC           NOTE         8/1 22160QAC6    68513 72500000 PRN      DEFINED              72500000
DIAMONDS TR                    PUT              252787956      200     2500 SH  PUT  DEFINED                  2500
DOMINION RES INC VA NEW        NOTE  2.125%12/1 25746UAP4    10188 10000000 PRN      DEFINED              10000000
ECHOSTAR COMMUNICATIONS NEW    NOTE  5.750% 5/1 278762AG4    25438 25000000 PRN      DEFINED              25000000
EL PASO CORP                   DBCV         2/2 28336LAC3    10175 20000000 PRN      DEFINED              20000000
GENERAL MTRS CORP              DEB SR CV C 33   370442717     7038   250000 SH       DEFINED                250000
GENERAL MTRS CORP              DEB SR CONV B    370442733    77708  3250000 SH       DEFINED               3250000
INTL PAPER CO                  DBCV         6/2 460146BM4     2744  5000000 PRN      DEFINED               5000000
JDS UNIPHASE CORP              COM              46612J101     4802  1425000 SH       DEFINED               1425000
LOWES COS INC                  NOTE         2/1 548661CF2    31500 35000000 PRN      DEFINED              35000000
MASCO CORP                     NOTE         7/2 574599AW6    12125 25000000 PRN      DEFINED              25000000
MERRILL LYNCH & CO INC         FRNT         3/1 590188A73    99702 100000000PRN      DEFINED             100000000
NEW PLAN EXCEL RLTY TR INC     NOTE  3.750% 6/0 648053AB2    27208 25000000 PRN      DEFINED              25000000
NEWS AMER INC                  NOTE         2/2 652482AZ3    28719 50000000 PRN      DEFINED              50000000
NORTHWEST AIRLS CORP           NOTE  7.625%11/1 667280AE1     6463 10000000 PRN      DEFINED              10000000
OMNICOM GROUP INC              NOTE         7/3 681919AM8    54141 55000000 PRN      DEFINED              55000000
PPL ENERGY SUPPLY LLC          NOTE  2.625% 5/1 69352JAE7    15898 15000000 PRN      DEFINED              15000000
PROVIDIAN FINL CORP            NOTE         2/1 74406AAB8    25688 50000000 PRN      DEFINED              50000000
ROYAL CARIBBEAN CRUISES LTD    NOTE         2/0 780153AK8    13225 25000000 PRN      DEFINED              25000000
SLM CORP                       DBCV         7/2 78442PAC0    99920 100000000PRN      DEFINED             100000000
SPX CORP                       NOTE         2/0 784635AD6    12571 20000000 PRN      DEFINED              20000000
STARWOOD HOTELS&RESORTS WRLD   NOTE  3.500% 5/1 85590AAJ3    27188 25000000 PRN      DEFINED              25000000
VIACOM INC                     CL B             925524308     4111   122500 SH       DEFINED                122500
WELLS FARGO & CO NEW           DBCV         5/0 949746FA4    59454 60000000 PRN      DEFINED              60000000
XL CAP LTD                     DBCV         5/2 98372PAB4     6443 10000000 PRN      DEFINED              10000000